SUBSIDIARY PUBLIC ISSUERS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of subsidiaries [abstract]
Schedule of Consolidated Summary Balance Sheet Financial Information
The following tables provide consolidated summary financial information for Brookfield Renewable, BRP Equity, and Finco:

(MILLIONS)	Brookfield Renewable (1)	BRP Equity	Finco	Holding Entities (1)(2)	Other Holding Subsidiaries (1)(3)	Consolidating adjustments (4)	Brookfield Renewable consolidated
As at December 31, 2019:
Current assets	$32	$408	$1,832	$133	$3,776	$(4,161)	$2,020
Long-term assets	5,428	251	2	25,068	44,459	(31,032)	44,176
Current liabilities	40	7	24	3,918	2,597	(4,163)	2,423
Long-term liabilities	—	—	1,801	300	21,851	(659)	23,293
Participating non-controlling interests - in operating subsidiaries	—	—	—	—	11,086	—	11,086
Participating non-controlling interests - in a holding subsidiary - Redeemable/Exchangeable units held by Brookfield	—	—	—	3,317	—	—	3,317
Preferred equity	—	597	—	—	—	—	597
Preferred limited partners’ equity	833	—	—	844	—	(844)	833
As at December 31, 2018:
Current assets	$32	$389	$1,631	$93	$4,136	$(3,823)	$2,458
Long-term assets	5,208	239	1	24,078	41,341	(29,817)	41,050
Current liabilities	38	6	21	3,096	3,345	(3,823)	2,683
Long-term liabilities	—	—	1,607	798	19,660	(642)	21,423
Participating non-controlling interests - in operating subsidiaries	—	—	—	—	10,289	—	10,289
Participating non-controlling interests - in a holding subsidiary - Redeemable\Exchangeable units held by Brookfield	—	—	—	3,266	—	—	3,266
Preferred equity	—	568	—	—	—	—	568
Preferred limited partners’ equity	707	—	—	718	—	(718)	707

(1)	Includes investments in subsidiaries under the equity method.
(2)
Includes BRELP, BRP Bermuda Holdings I Limited, Brookfield BRP Holdings (Canada) Inc., Brookfield BRP Europe Holdings Limited and Brookfield Renewable Investments Limited, together the “Holding Entities”.

(3)	Includes subsidiaries of Brookfield Renewable, other than BRP Equity, Finco and the Holding Entities.
(4)	Includes elimination of intercompany transactions and balances necessary to present Brookfield Renewable on a consolidated basis.

Schedule of Consolidated Summary Income Statement Financial Information

(MILLIONS)	Brookfield Renewable (1)	BRP Equity	Finco	Holding Entities (1)(2)	Other Holding Subsidiaries (1)(3)	Consolidating adjustments (4)	Brookfield Renewable consolidated
For the year ended December 31, 2019
Revenues	$—	$—	$—	$2	$3,970	$(1)	$3,971
Net income (loss)	10	—	(4)	(156)	1,997	(1,767)	80
For the year ended December 31, 2018
Revenues	$—	$—	$—	$—	$3,798	$(1)	$3,797
Net income (loss)	62	7	(1)	(25)	1,485	(945)	583
For the year ended December 31, 2017
Revenues	$—	$—	$—	$—	$2,772	$—	$2,772
Net income (loss)	(4)	10	(1)	(435)	584	(150)	4

(1)	Includes investments in subsidiaries under the equity method.
(2)	Includes the Holding Entities.
(3)	Includes subsidiaries of Brookfield Renewable, other than BRP Equity, Finco, and the Holding Entities.
(4)	Includes elimination of intercompany transactions and balances necessary to present Brookfield Renewable on a consolidated basis.